Investment Objectives and Goals - Palm Valley Capital Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Palm Valley Capital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Palm Valley Capital Fund (the “Fund”) seeks to achieve long-term total return.